CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investment	$ 5,856	$ 7,753
Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investment	3,499	3,499
Equity Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investment	2,357	2,554
AFS
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investment		1,700
UTStarcom Hong Kong Holdings Ltd. | Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investment	3,499	3,499
ACELAND | Equity Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investment	$ 2,357	2,554
AioTV | AFS
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investment		$ 1,700